June 30, 2003	• Pacific Select Separate Account of Pacific Life Insurance Company

Semi-Annual

    Report

PACIFIC SELECT

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2003 (Unaudited)

	Small-Cap	Growth	International	Equity	Multi-	Main Street	Emerging
	Equity	LT	Value	Index	Strategy	Core	Markets
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account

ASSETS

Investments:
Small-Cap Equity Portfolio	$5,722,454
Growth LT Portfolio		$1,332,516
International Value Portfolio			$2,723,936
Equity Index Portfolio				$3,494,882
Multi-Strategy Portfolio					$543,371
Main Street Core Portfolio (1)						$1,233,854
Emerging Markets Portfolio							$30,517

Total Assets	5,722,454	1,332,516	2,723,936	3,494,882	543,371	1,233,854	30,517

LIABILITIES

Payables:
Mortality and expense risk fees	11,905	2,914	6,027	7,667	1,224	2,699	59

Total Liabilities	11,905	2,914	6,027	7,667	1,224	2,699	59

NET ASSETS	$5,710,549	$1,329,602	$2,717,909	$3,487,215	$542,147	$1,231,155	$30,458

Shares Owned in each Portfolio	371,286	87,772	248,240	149,783	39,658	75,139	4,476

Cost of Investments	$7,073,078	$2,884,756	$3,495,887	$3,738,891	$612,320	$1,779,375	$26,632

(1)	Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2003 (Unaudited)

	Inflation	Managed	Money	High Yield		Aggressive
	Managed	Bond	Market	Bond	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS

Investments:
Inflation Managed Portfolio	$342,977
Managed Bond Portfolio		$796,693
Money Market Portfolio			$761,780
High Yield Bond Portfolio				$6,249,923
Equity Portfolio					$9,604
Aggressive Equity Portfolio						$97,948

Total Assets	342,977	796,693	761,780	6,249,923	9,604	97,948

LIABILITIES

Payables:
Mortality and expense risk fees	805	1,862	2,014	14,066	21	200

Total Liabilities	805	1,862	2,014	14,066	21	200

NET ASSETS	$342,172	$794,831	$759,766	$6,235,857	$9,583	$97,748

Shares Owned in each Portfolio	26,792	66,084	75,510	918,396	619	12,639

Cost of Investments	$286,968	$719,569	$762,471	$7,967,113	$11,763	$126,979

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

	Small-Cap	Growth	International	Equity	Multi-	Main Street	Emerging
	Equity	LT	Value	Index	Strategy	Core	Markets
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account

INVESTMENT INCOME

Dividends	$–	$–	$–	$–	$–	$–	$–

EXPENSES

Mortality and expense risk fees	17,317	4,233	8,796	11,194	1,818	3,958	85

Net Investment Loss	(17,317)	(4,233)	(8,796)	(11,194)	(1,818)	(3,958)	(85)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(8,518)	(17,064)	(6,627)	4,962	(373)	(7,033)	163
Change in net unrealized appreciation on investments	817,813	204,744	179,374	359,536	48,369	121,518	3,393

Net Gain on Investments	809,295	187,680	172,747	364,498	47,996	114,485	3,556

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$791,978	$183,447	$163,951	$353,304	$46,178	$110,527	$3,471

(1) Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

	Inflation	Managed	Money	High Yield		Aggressive
	Managed	Bond	Market	Bond	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME

Dividends	$–	$15,569	$3,851	$219,074	$–	$–

EXPENSES

Mortality and expense risk fees	1,190	2,754	3,055	20,479	30	285

Net Investment Income (Loss)	(1,190)	12,815	796	198,595	(30)	(285)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	2,521	3,317	(127)	(19,894)	(38)	(219)
Change in net unrealized appreciation on investments	17,987	27,940	184	491,491	919	11,488

Net Gain on Investments	20,508	31,257	57	471,597	881	11,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,318	$44,072	$853	$670,192	$851	$10,984

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

	Small-Cap	Growth	International	Equity	Multi-	Main Street	Emerging
	Equity	LT	Value	Index	Strategy	Core	Markets
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($17,317)	($4,233)	($8,796)	($11,194)	($1,818)	($3,958)	($85)
Net realized gain (loss) from security transactions	(8,518)	(17,064)	(6,627)	4,962	(373)	(7,033)	163
Change in net unrealized appreciation on investments	817,813	204,744	179,374	359,536	48,369	121,518	3,393

Net Increase in Net Assets Resulting from Operations	791,978	183,447	163,951	353,304	46,178	110,527	3,471

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	14,213	11,020	15,343	15,142	11,826	–	12,823
Transfers—policy charges and deductions	(17,877)	(5,085)	(10,946)	(11,820)	(4,474)	(7,887)	(217)
Transfers—surrenders	(5,271)	(5,928)	(4,070)	(5,358)	(41,355)	–	(6,407)
Transfers—other	16,383	(26,108)	4,751	(14,782)	(202)	(10,333)	(386)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,448	(26,101)	5,078	(16,818)	(34,205)	(18,220)	5,813

NET INCREASE IN NET ASSETS	799,426	157,346	169,029	336,486	11,973	92,307	9,284

NET ASSETS

Beginning of Period	4,911,123	1,172,256	2,548,880	3,150,729	530,174	1,138,848	21,174

End of Period	$5,710,549	$1,329,602	$2,717,909	$3,487,215	$542,147	$1,231,155	$30,458

(1) Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

	Inflation	Managed	Money	High Yield		Aggressive
	Managed	Bond	Market	Bond	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($1,190)	$12,815	$796	$198,595	($30)	($285)
Net realized gain (loss) from security transactions	2,521	3,317	(127)	(19,894)	(38)	(219)
Change in net unrealized appreciation on investments	17,987	27,940	184	491,491	919	11,488

Net Increase in Net Assets Resulting from Operations	19,318	44,072	853	670,192	851	10,984

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	1,546	(1,072)	(163,419)	(794)	874	11,498
Transfers—policy charges and deductions	(3,344)	(3,283)	(4,713)	(14,191)	(67)	(881)
Transfers—surrenders	(12,995)	(26,740)	(9,413)	(13,410)	–	–
Transfers—other	(21)	(3,352)	1,005	454	–	(361)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(14,814)	(34,447)	(176,540)	(27,941)	807	10,256

NET INCREASE (DECREASE) IN NET ASSETS	4,504	9,625	(175,687)	642,251	1,658	21,240

NET ASSETS

Beginning of Period	337,668	785,206	935,453	5,593,606	7,925	76,508

End of Period	$342,172	$794,831	$759,766	$6,235,857	$9,583	$97,748

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

	Small-Cap	Growth	International	Equity	Multi-	Main Street	Emerging
	Equity	LT	Value	Index	Strategy	Core	Markets
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($9,920)	$3,977	$6,477	$317,172	$19,305	($1,908)	($27)
Net realized gain (loss) from security transactions	(7,577)	(12,971)	(42,627)	43,384	34,923	68,941	(32,533)
Change in net unrealized appreciation (depreciation) on investments	(1,568,111)	(504,123)	(410,247)	(1,312,628)	(196,880)	(743,828)	39,380

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,585,608)	(513,117)	(446,397)	(952,072)	(142,652)	(676,795)	6,820

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	(12,958)	(11,368)	(66,553)	353	6,183	(52,477)	(92,710)
Transfers—policy charges and deductions	(43,230)	(10,609)	(23,971)	(24,445)	(11,186)	(27,009)	(720)
Transfers—surrenders	(90,355)	(29,801)	(131,555)	(71,413)	(467,839)	(651,687)	(18,722)
Transfers—other	17,955	(43,611)	(6,920)	(22,968)	6,387	(49,332)	2,923

Net Decrease in Net Assets Derived from Policy Transactions	(128,588)	(95,389)	(228,999)	(118,473)	(466,455)	(780,505)	(109,229)

NET DECREASE IN NET ASSETS	(1,714,196)	(608,506)	(675,396)	(1,070,545)	(609,107)	(1,457,300)	(102,409)

NET ASSETS

Beginning of Year	6,625,319	1,780,762	3,224,276	4,221,274	1,139,281	2,596,148	123,583

End of Year	$4,911,123	$1,172,256	$2,548,880	$3,150,729	$530,174	$1,138,848	$21,174

(1) Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

	Inflation	Managed	Money	High Yield		Aggressive
	Managed	Bond	Market	Bond	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$6,197	$36,371	$5,657	$458,519	($465)	($603)
Net realized gain (loss) from security transactions	418	8,769	(52)	(106,613)	(83,339)	(2,002)
Change in net unrealized appreciation (depreciation) on investments	36,754	29,677	(71)	(573,378)	59,840	(22,090)

Net Increase (Decrease) in Net Assets Resulting from Operations	43,369	74,817	5,534	(221,472)	(23,964)	(24,695)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	5,944	(49,211)	329,593	(61,408)	(87,611)	6,602
Transfers—policy charges and deductions	(5,499)	(5,897)	(8,953)	(26,276)	(643)	(1,644)
Transfers—surrenders	–	(29,063)	(33,291)	(30,091)	–	–
Transfers—other	–	(7,138)	1,866	2,402	(609)	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	445	(91,309)	289,215	(115,373)	(88,863)	4,959

NET INCREASE (DECREASE) IN NET ASSETS	43,814	(16,492)	294,749	(336,845)	(112,827)	(19,736)

NET ASSETS

Beginning of Year	293,854	801,698	640,704	5,930,451	120,752	96,244

End of Year	$337,668	$785,206	$935,453	$5,593,606	$7,925	$76,508

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended are presented in the table below.

	AUV	Number		Ratios of	Ratios of
	at	of		Investment Income	Expenses
For the Period	End of	Units	Total	to Average	to Average	Total
or Year Ended	Period/Year	Outstanding	Net Assets	Net Assets (1)	Net Assets (1)	Returns (2)

Small-Cap Equity
06/30/2003 (Unaudited)	$43.04	132,667	$5,710,549	0.00%	0.70%	16.17%
2002	37.05	132,541	4,911,123	0.53%	0.70%	(24.15%	)
2001 (3)	48.85	135,608	6,625,319	16.48%	0.70%	(2.46%	)

Growth LT
06/30/2003 (Unaudited)	$27.04	49,164	$1,329,602	0.00%	0.70%	15.67%
2002	23.38	50,138	1,172,256	0.99%	0.70%	(29.51%	)
2001 (3)	33.17	53,683	1,780,762	17.42%	0.70%	(29.40%	)

International Value
06/30/2003 (Unaudited)	$17.57	154,649	$2,717,909	0.00%	0.70%	6.43%
2002	16.51	154,361	2,548,880	0.93%	0.70%	(14.53%	)
2001 (3)	19.32	166,870	3,224,276	2.74%	0.70%	(22.86%	)

Equity Index
06/30/2003 (Unaudited)	$30.18	115,559	$3,487,215	0.00%	0.70%	11.22%
2002	27.13	116,121	3,150,729	9.49%	0.70%	(22.92%	)
2001 (3)	35.20	119,910	4,221,274	1.45%	0.70%	(11.83%	)

Multi-Strategy
06/30/2003 (Unaudited)	$32.39	16,740	$542,147	0.00%	0.70%	9.43%
2002	29.59	17,915	530,174	2.91%	0.70%	(13.70%	)
2001 (3)	34.29	33,220	1,139,281	2.68%	0.70%	(1.49%	)

Main Street Core (4)
06/30/2003 (Unaudited)	$31.88	38,622	$1,231,155	0.00%	0.70%	9.87%
2002	29.01	39,252	1,138,848	0.61%	0.70%	(28.95%	)
2001 (3)	40.84	63,567	2,596,148	1.88%	0.70%	(8.54%	)

Emerging Markets
06/30/2003 (Unaudited)	$6.50	4,682	$30,458	0.00%	0.70%	14.67%
2002	5.67	3,733	21,174	0.67%	0.70%	(3.84%	)
2001 (3)	5.90	20,946	123,583	0.17%	0.70%	(9.98%	)

Inflation Managed
06/30/2003 (Unaudited)	$30.95	11,054	$342,172	0.00%	0.70%	5.82%
2002	29.25	11,544	337,668	2.68%	0.70%	14.69%
2001 (3)	25.51	11,520	293,854	3.67%	0.70%	3.55%

Managed Bond
06/30/2003 (Unaudited)	$32.26	24,642	$794,831	3.96%	0.70%	5.72%
2002	30.51	25,736	785,206	5.36%	0.70%	10.19%
2001 (3)	27.69	28,951	801,698	5.13%	0.70%	5.92%

Money Market
06/30/2003 (Unaudited)	$18.83	40,344	$759,766	0.88%	0.70%	0.10%
2002	18.81	49,721	935,453	1.41%	0.70%	0.71%
2001 (3)	18.68	34,294	640,704	3.78%	0.70%	3.13%

High Yield Bond
06/30/2003 (Unaudited)	$27.45	227,155	$6,235,857	7.49%	0.70%	12.02%
2002	24.51	228,243	5,593,606	8.71%	0.70%	(3.67%	)
2001 (3)	25.44	233,109	5,930,451	9.84%	0.70%	0.46%

Equity
06/30/2003 (Unaudited)	$6.88	1,393	$9,583	0.00%	0.70%	10.02%
2002	6.25	1,267	7,925	0.05%	0.70%	(27.24%	)
2001 (3)	8.60	14,046	120,752	6.02%	0.70%	(21.45%	)

Aggressive Equity
06/30/2003 (Unaudited)	$7.77	12,573	$97,748	0.00%	0.70%	12.39%
2002	6.92	11,060	76,508	0.00%	0.70%	(25.66%	)
2001 (3)	9.31	10,342	96,224	0.00%	0.70%	(17.53%	)

(1)	The ratios of investment income and expenses to average daily net assets for period of less than one full year are annualized.
(2)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for period of less than one full year are not annualized.
(3)	Total returns were calculated through December 28, 2001, the last business day of the fiscal year for the Separate Account.
(4)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2003 is comprised of thirteen subaccounts called Variable Accounts: Small-Cap Equity, Growth LT, International Value, Equity Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts. (Main Street is a registered trademark of Oppenheimer Funds.) The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During the six-month period ended June 30, 2003, the Fund declared dividends for the Managed Bond, Money Market, and High Yield Bond Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of June 30, 2003, were as follows:

	Variable Accounts

	Small-Cap Equity	Growth LT	International Value	Equity Index	Multi- Strategy

Total cost of investments at beginning of period	$7,090,951	$2,932,053	$3,506,186	$3,761,744	$648,728

Add: Total net proceeds from policy and M&E transactions	26,218	9,261	14,480	10,416	9,394

Reinvested distributions from the Fund	—	—	—	—	—

Sub-Total	7,117,169	2,941,314	3,520,666	3,772,160	658,122

Less: Cost of investments disposed during the period	44,091	56,558	24,779	33,269	45,802

Total cost of investments at end of period	7,073,078	2,884,756	3,495,887	3,738,891	612,320

Add: Unrealized depreciation	(1,350,624)	(1,552,240)	(771,951)	(244,009)	(68,949)

Total market value of investments at end of period	$5,722,454	$1,332,516	$2,723,936	$3,494,882	$543,371

	Main Street	Emerging	Inflation	Managed	Money
	Core (1)	Markets	Managed	Bond	Market

Total cost of investments at beginning of period	$1,808,634	$20,722	$300,426	$737,840	$938,607

Add: Total net proceeds from policy and M&E transactions	12,076	11,892	1,224	—	994

Reinvested distributions from the Fund	—	—	—	15,569	3,851

Sub-Total	1,820,710	32,614	301,650	753,409	943,452

Less: Cost of investments disposed during the period	41,335	5,982	14,682	33,840	180,981

Total cost of investments at end of period	1,779,375	26,632	286,968	719,569	762,471

Add: Unrealized appreciation (depreciation)	(545,521)	3,885	56,009	77,124	(691)

Total market value of investments at end of period	$1,233,854	$30,517	$342,977	$796,693	$761,780

	High Yield		Aggressive
	Bond	Equity	Equity

Total cost of investments at beginning of period	$7,815,139	$11,022	$117,197

Add: Total net proceeds from policy and M&E transactions	483	853	10,294

Reinvested distributions from the Fund	219,074	—	—

Sub-Total	8,034,696	11,875	127,491

Less: Cost of investments disposed during the period	67,583	112	512

Total cost of investments at end of period	7,967,113	11,763	126,979

Add: Unrealized depreciation	(1,717,190)	(2,159)	(29,031)

Total market value of investments at end of period	$6,249,923	$9,604	$97,948

(1) The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6.	TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the period ended June 30, 2003, were as follows:

	Variable Accounts

	Small-Cap	Growth	International	Equity	Multi-
	Equity	LT	Value	Index	Strategy

Total units outstanding at beginning of period	132,541	50,138	154,361	116,121	17,915

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	385	457	946	551	395

(b) Transfers—policy charges and deductions	(479)	(209)	(670)	(427)	(148)

(c) Transfers—surrenders	(151)	(254)	(263)	(201)	(1,410)

(d) Transfers—other	371	(968)	275	(485)	(12)

Sub-Total	126	(974)	288	(562)	(1,175)

Total units outstanding at end of period	132,667	49,164	154,649	115,559	16,740

	Main Street	Emerging	Inflation	Managed	Money
	Core (1)	Markets	Managed	Bond	Market

Total units outstanding at beginning of period	39,252	3,733	11,544	25,736	49,721

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	—	2,277	49	(34)	(8,680)

(b) Transfers—policy charges and deductions	(268)	(38)	(111)	(105)	(250)

(c) Transfers—surrenders	—	(1,225)	(428)	(852)	(500)

(d) Transfers—other	(362)	(65)	—	(103)	53

Sub-Total	(630)	949	(490)	(1,094)	(9,377)

Total units outstanding at end of period	38,622	4,682	11,054	24,642	40,344

	High Yield		Aggressive
	Bond	Equity	Equity

Total units outstanding at beginning of period	228,243	1,267	11,060

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	(32)	136	1,690

(b) Transfers—policy charges and deductions	(549)	(10)	(127)

(c) Transfers—surrenders	(525)	—	—

(d) Transfers—other	18	—	(50)

Sub-Total	(1,088)	126	1,513

Total units outstanding at end of period	227,155	1,393	12,573

(1) The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

Semi-Annual Report

as of June 30, 2003

•  Pacific Select

   Separate Account of

   Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

Life Insurance Operations Center

P.O. Box 7500

Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-21759-04